Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries
As of May 31, 2024, details of the Company’s major subsidiaries, the consolidated VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Beijing Decision Software Technology Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational technology and management services
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
East Buy (Formerly known as “Koolearn Technology Holding Limited”)	February 7, 2018	Cayman Islands	57.17%	Investment holding
New Oriental Xuncheng Technology (HK) Limited (“Xuncheng Tech”)	March 2, 2018	Hong Kong	57.17%	Investment holding
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	57.17%	Software and technology services

VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Online education
Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Guangzhou Haizhu District Privately-Funded New Oriental Training School	November 5, 2000	PRC	N/A	Language training and test preparation
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd. (“Dogwood”)	May 16, 2003	PRC	N/A	Educational material and content development and distribution
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Dongfang Optimization (Beijing) Technology Co., Ltd. (“Oriental Optimization”)	October 27, 2021	PRC	N/A	Private label products and livestreaming e-commerce
Oriental Selection (Beijing) Technology Co., Ltd. (“Oriental Selection”)	December 7, 2021	PRC	N/A	Private label products and livestreaming e-commerce
Beijing New Oriental Culture and Tourism Co., Ltd.	July 19, 2023	PRC	N/A	Tourism and camping education

Balances and Amounts of Company's WFOEs and VIEs
The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31
	2023	2024
	US$	US$
Total current assets	2,366,136	3,022,740
Total non-current assets	1,218,363	1,663,719

Total assets	3,584,499	4,686,459

Total current liabilities	2,145,624	2,906,092
Total non-current liabilities	309,269	462,305

Total liabilities	2,454,893	3,368,397

	For the years ended May 31,
	2022	2023	2024
	US$	US$	US$
Net revenues	3,093,340	2,982,945	4,280,056
Net (loss)/income	(1,116,151)	593,183	606,139
The following are cashflows of the VIEs and VIEs’ subsidiaries for the years ended May 31, 2022, 2023 and 2024
, after the elimination of intercompany transactions
:

	For the years ended May 31
	2022	2023	2024
	US$	US$	US$

Net cash (used in)/provided by operating activities	(1,227,712)	965,336	1,310,909
Net cash provided by/(used in) investing activities	1,174,720	294,911	(1,234,725)
Net cash used in financing activities	—	(19,353)	(16,721)